Balances and Transactions with Related Parties - Summary of Compensation Received by Key Management Personnel (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Cash compensation	$ 2,407	$ 2,586	$ 4,046
Short-term benefits for employees	106	21	119
Total	$ 2,513	$ 2,607	$ 4,165